COMMITMENTS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities payable	$ 1,420,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Lease liabilities payable			$ 4,832,000